CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Equity (deficit) attributable to The9 limited USD ($)	Equity (deficit) attributable to The9 limited CNY (¥)	Noncontrolling interest USD ($)	Noncontrolling interest CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2017		¥ 3,328,852		¥ 2,527,215,315		¥ 28,071,982		¥ (16,445,748)		¥ (3,015,968,137)		¥ (473,797,736)		¥ (328,553,104)		¥ (802,350,840)
Balance (in shares) at Dec. 31, 2017 | shares	44,544,036	44,544,036
Net income (loss)										(217,092,926)		(217,092,926)		(16,332,968)		(233,425,894)
Currency translation adjustments								7,241,192				7,241,192		(8,555,457)		(1,314,265)
Derecognition of noncontrolling interests														(20,000,000)		(20,000,000)
Share-based compensation				3,645,751								3,645,751		252,577		3,898,328
Change in redemption value of redeemable noncontrolling interest																(40,918,773)
Issuance of shares		¥ 3,173,806		6,126,772								9,300,578				9,300,578
Number of shares issued | shares	46,771,429	46,771,429
Accretion in redemption value of redeemable noncontrolling interest				(40,918,773)								(40,918,773)				(40,918,773)
Balance at Dec. 31, 2018		¥ 6,502,658		2,496,069,065		28,071,982		(9,204,556)		(3,233,061,063)		(711,621,914)		(373,188,952)		(1,084,810,866)
Balance (in shares) at Dec. 31, 2018 | shares	91,315,465	91,315,465
Net income (loss)										(177,795,168)		(177,795,168)		(13,517,983)		(191,313,151)
Currency translation adjustments								5,426,604				5,426,604		(6,220,135)		(793,531)
Share-based compensation	$ 6,169,335	¥ 425,593		21,279,647								21,705,240		45,293		21,750,533
Change in redemption value of redeemable noncontrolling interest																(12,827,598)
Issuance of shares		¥ 1,041,557		35,031,364								36,072,921				36,072,921
Number of shares issued | shares	15,444,882	15,444,882
Accretion in redemption value of redeemable noncontrolling interest				(12,827,598)								(12,827,598)				(12,827,598)
Balance at Dec. 31, 2019		¥ 7,969,808		2,539,552,478		28,071,982		(3,777,952)		(3,410,856,231)		(839,039,915)		(392,881,777)		(1,231,921,692)
Balance (in shares) at Dec. 31, 2019 | shares	112,929,702	112,929,702
Net income (loss)										397,883,388		397,883,388		(3,259,528)		394,623,860
Currency translation adjustments								(12,900,251)				(12,900,251)		16,417,025	$ 538,969	3,516,774
Share-based compensation		¥ 2,412,325		52,644,101								55,056,426				55,056,426
Share-based compensation (in shares) | shares	35,100,000	35,100,000
Change in redemption value of redeemable noncontrolling interest				(1,190,122)								(1,190,122)			(182,394)	(1,190,122)
Issuance of ordinary shares and warrants, net of issuance costs of RMB7,849,390		¥ 7,715,668		104,650,533								112,366,201				112,366,201
Issuance of ordinary shares and warrants, net of issuance costs of RMB7,849,390 (in shares) | shares	112,002,660	112,002,660
Equity on conversion option of convertible notes				106,026								106,026				106,026
Reversal of statutory reserves due to disposal of certain subsidiaries						(20,745,422)				20,745,422
Balance at Dec. 31, 2020	$ 2,773,610	¥ 18,097,801	$ 413,143,757	¥ 2,695,763,016	$ 1,122,844	¥ 7,326,560	$ (2,556,046)	¥ (16,678,203)	$ (458,578,915)	¥ (2,992,227,421)	$ (44,094,750)	¥ (287,718,247)	$ (58,195,292)	¥ (379,724,280)	$ (102,290,042)	¥ (667,442,527)
Balance (in shares) at Dec. 31, 2020 | shares	260,032,362	260,032,362